Related party transactions - Related party balance sheet (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($) vessel	Aug. 31, 2021 vessel	Dec. 31, 2020 vessel
Liabilities [abstract]
Number of vessels | vessel	1
Product tanker
Liabilities [abstract]
Number of vessels | vessel		0	9	0
Other related parties
Assets
Accounts receivable and prepaid expenses	$ 241,347	$ 36,216
Scorpio Pools
Liabilities [abstract]
Working capital repayment period upon vessel's exit from each pool	6 months
Scorpio Pools | Other related parties
Assets
Accounts receivable and prepaid expenses	$ 236,389	36,216
Other assets (pool working capital contributions)	53,161	73,161
Liabilities [abstract]
Accounts payable and accrued expenses	10,090	2,548
Working capital contributions, related parties	600
Scorpio Ship Management S.A.M. (SSM) | Other related parties
Assets
Prepaid expenses (SSM)	5,450	3,426
Liabilities [abstract]
Accounts payable and accrued expenses	823	9,844
Scorpio Commercial Management S.A.M. (SCM) | Other related parties
Assets
Accounts receivable and prepaid expenses	4,976	0
Current prepaid expenses	84	0
Liabilities [abstract]
Accounts payable and accrued expenses	540	25
Amounts due to a related party port agent | Other related parties
Liabilities [abstract]
Accounts payable and accrued expenses	955	674
Scorpio Services Holding Limited (SSH) | Other related parties
Assets
Accounts receivable and prepaid expenses	4,976	0
Liabilities [abstract]
Accounts payable and accrued expenses	287	1,888
Scorpio Handymax Tanker Pool Limited | Other related parties
Assets
Accounts receivable and prepaid expenses	7,149	2,379
Other assets (pool working capital contributions)	5,661	5,661
Scorpio MR Pool Limited | Other related parties
Assets
Accounts receivable and prepaid expenses	115,092	16,414
Other assets (pool working capital contributions)	22,000	25,200
Related party port agent | Other related parties
Assets
Current prepaid expenses	98	0
Amounts due to a related party bunker supplier | Other related parties
Liabilities [abstract]
Accounts payable and accrued expenses	$ 2,380	$ 0